Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance percentage			100.00%	100.00%
Valuation allowance			$ 1,834,000.0
Operating loss carryforwards description			the Company had federal net operating loss carryforward of approximately $11,377 thousand of which approximately $1,163 thousand will begin to expire in 2037 for federal tax purposes, and approximately $10,215 thousand in federal net operating loss carryforward can be carried forward indefinitely. While these federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2017 to 80% of taxable income. As at December 31, 2024, the Company has state net operating loss carryforward of approximately $18,336 thousand that start expiring in 2026. In addition, the Company has foreign net operating loss carryforward of $1,596 thousand that start expiring in 2042.
Unrecognized tax benefits			$ 22,000.0	$ 22,000.0
Income tax expense benefit		$ 71,500	31,000	$ 11,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward			11,377,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward			$ 18,336,000